Consolidated statements of cash flows variances (YoY Percent Change)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
YoY Percent Change
Net income, % Change (as a percent)	(25.00%)
(Income)/loss from discontinued operations, net of tax, % Change (as a percent)	(100.00%)
Income from continuing operations, % Change (as a percent)	(26.00%)
Impairment, depreciation and amortization, % Change (as a percent)	(6.00%)
Deferred tax provision, % Change (as a percent)	(21.00%)
Share of net income from equity method investments, % Change (as a percent)	(64.00%)
(Increase)/decrease in other assets, % Change (as a percent)	303.00%
Increase/(decrease) in other liabilities, % Change (as a percent)	0.00%
Other, net, % Change (as a percent)	(50.00%)
Net cash provided by/(used in) operating activities of continuing operations, % Change (as a percent)	(99.00%)
(Increase)/decrease in interest-bearing deposits with banks, % Change (as a percent)	(34.00%)
Purchase of investment securities, % Change (as a percent)	1.00%
Proceeds from sale of investment securities, % Change (as a percent)	208.00%
Maturities of investment securities, % Change (as a percent)	(21.00%)
Investments in subsidiaries and other investments, % Change (as a percent)	89.00%
Proceeds from sale of other investments, % Change (as a percent)	139.00%
Proceeds from sales of loans, % Change (as a percent)	(52.00%)
Capital expenditures for premises and equipment and other intangible assets, % Change (as a percent)	(6.00%)
Proceeds from sale of premises and equipment and other intangible assets, % Change (as a percent)	0.00%
Other, net, % Change (as a percent)	(20.00%)
Net cash provided by/(used in) investing activities of continuing operations, % Change (as a percent)	(94.00%)
Increase/(decrease) in due to banks and customer deposits, % Change (as a percent)	102.00%
Increase/(decrease) in short-term borrowings, % Change (as a percent)	(95.00%)
Issuances of long-term debt, % Change (as a percent)	(23.00%)
Repayments of long-term debt, % Change (as a percent)	(33.00%)
Sale of treasury shares, % Change (as a percent)	(48.00%)
Repurchase of treasury shares, % Change (as a percent)	(53.00%)
Dividends paid/capital repayments, % Change (as a percent)	(32.00%)
Excess tax benefits related to share-based compensation, % Change (as a percent)	(100.00%)
Net cash provided by/(used in) financing activities of continuing operations, % Change (as a percent)	(43.00%)
Net increase/(decrease) in cash and due from banks, % Change (as a percent)	(90.00%)
Cash and due from banks at beginning of period, % Change (as a percent)	(12.00%)	26.00%
Cash and due from banks at end of period, % Change (as a percent)	(12.00%)	26.00%
Cash paid for income taxes, % Change (as a percent)	10.00%
Cash paid for interest, % Change (as a percent)	(10.00%)